SIGNIFICANT ACCOUNTING POLICIES (Tables)	12 Months Ended
Dec. 31, 2013
SIGNIFICANT ACCOUNTING POLICIES [Abstract]
Schedule of Derivatives
	Balance sheet	December 31,
	location	2013	2012
Derivative assets and (liabilities)

Derivatives not designated as hedging instruments:

Foreign exchange forward and options contracts	Other accounts receivable and prepaid expenses	$2,353	$728

Foreign exchange forward and options contracts	Accrued expenses and other liabilities	$64	$-

Schedule of Change in Provision for Inventory
The following table provides the details of the change in the Company's provision for inventory:

	December 31,
	2013	2012

Inventory provision, beginning of year	$5,807	$4,869
Increase in inventory provision	986	939
Write off	(525)	(152)
Foreign currency translation adjustments	-	151

Inventory provision, end of year	$6,268	$5,807

Schedule of Property, Plant and Equipment Depreciation Rates
Depreciation is calculated by the straight-line method over the estimated useful life of the assets at the following annual rates:

%

Machinery and manufacturing equipment	4-33
Office equipment and furniture	7-33
Motor vehicles	10-30
Buildings	4-5

Schedule of Changes in Warranty Accrual
The following table provides the details of the change in the Company's warranty accrual for the years ended December 31, 2013 and 2012:

	December 31,
	2013	2012

Warranty provision, beginning of year	$2,223	$1,978
Charged to costs and expenses relating to new sales	1,338	1,126
Costs of product warranty claims	(1,159)	(937)
Foreign currency translation adjustments	222	56

Warranty provision, end of year	$2,624	$2,223

Schedule of Change in Provision for Doubtful Debts
The following table provides the detail of the change in the Company's provision for doubtful debts:

	December 31,
	2013	2012

Balance at the beginning of the year	$1,127	$739
Charges to expenses	1,263	601
Write off	(389)	(227)
Foreign currency translation adjustments	(103)	14

Balance at end of the year	$1,898	$1,127

Schedule of Assets and Liabilities Measured at Fair Value
The following table presents the Company's assets and (liabilities) measured at fair value on a recurring basis at December 31, 2013 and 2012:

	December 31, 2013
	Level 1	Level 2	Level 3	Total
Derivatives:

Foreign currencies derivatives	$-	$2,353	$-	$2,353
Foreign currencies derivatives	$-	$(64)	$-	$(64)

Total	$-	$2,289	$-	$2,289

	December 31, 2012
	Level 1	Level 2	Level 3	Total
Derivatives:

Foreign currencies derivatives	$-	$728	$-	$728

Total	$-	$728	$-	$728

Schedule of Assumptions Used to Estimate Fair Value
The Compaby did not grant any stock options during 2013. In 2012, the Company estimated the fair value of stock options granted using the Black-Scholes option pricing model with the following  weighted average assumptions:

2012

Dividend yield	0%
Expected volatility	57%
Risk-free interest rate	0.73%
Expected life (in years)	4.22

Reconciliation of Redeemable Non-controlling Interest
The following table provides a reconciliation of the redeemable non-controlling interest:

	December 31,
	2013	2012	201 1

Beginning of the year	$7,106	$6,205	$5,662
Net income attributable to non-controlling interest	1,009	735	252
Non-controlling interest share of contribution to equity in Caesarstone Canada Inc.	-	-	458
Foreign currency translation adjustments	(491)	166	(167)

Redeemable non-controlling interest - end of the year	$7,624	$7,106	$6,205